Fair Value Measurement - Fair Value Measurement Hierarchy for Assets and Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of detailed information about financial instruments [line items]
Financial assets	¥ 14,303,746	$ 2,018,850	¥ 13,684,538
Financial liabilities	10,699,413	1,510,128	9,146,000
Foreign Exchange Forward Contract [Member] | Derivative Financial Liabilities [Member] | Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	999	141
Foreign Exchange Forward Contract [Member] | Derivatives not designated as hedges - foreign exchange forward contract [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets			4,529
Bill receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	7,005,234	988,728	6,981,106
Thakral Corporation Ltd [Member] | Quoted Equity Shares [Member] | Quoted Equity Securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	9,235	$ 1,304	21,876
Quoted prices in active markets (Level 1) [Member] | Thakral Corporation Ltd [Member] | Quoted Equity Shares [Member] | Quoted Equity Securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	9,235		21,876
Significant observable inputs (Level 2) [Member] | Foreign Exchange Forward Contract [Member] | Derivative Financial Liabilities [Member] | Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	999
Significant observable inputs (Level 2) [Member] | Foreign Exchange Forward Contract [Member] | Derivatives not designated as hedges - foreign exchange forward contract [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets			4,529
Significant observable inputs (Level 2) [Member] | Bill receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	¥ 7,005,234		¥ 6,981,106